Restructuring Charges (Total Costs Incurred in Connection with Restructuring Programs by Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring costs		¥ 59,713	¥ 36,527	¥ 90,689
Depreciation associated with restructured assets		502	1,732	7,347
Total		60,215	38,259	98,036
Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs		688	20,928	5,706
Depreciation associated with restructured assets		138	710	85
Total		826	21,638	5,791
Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs		231	135	7,272
Total		231	135	7,272
Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		640	204	6,625
Depreciation associated with restructured assets				714
Total		640	204	7,339
Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs		752	1,207	1,960
Total		752	1,207	1,960
Semiconductors
Restructuring Cost and Reserve [Line Items]
Restructuring costs		(9)	(113)	5,785
Depreciation associated with restructured assets				426
Total		(9)	(113)	6,211
Components
Restructuring Cost and Reserve [Line Items]
Restructuring costs		43,439	22	1,211
Total		43,439	22	1,211
Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		2,467	1,601	1,918
Depreciation associated with restructured assets			5
Total		2,467	1,606	1,918
Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		3,590	1,868	2,115
Total		3,590	1,868	2,115
All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		7,915	10,675	58,097
Depreciation associated with restructured assets		364	1,017	6,122
Total		8,279	11,692	64,219
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs		9,854	27,401	53,261
Employee termination benefits | Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs		516	17,259	3,800
Employee termination benefits | Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs		225	15	520
Employee termination benefits | Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs		563	78	6,586
Employee termination benefits | Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs		68	1,181	1,959
Employee termination benefits | Semiconductors
Restructuring Cost and Reserve [Line Items]
Restructuring costs		4	(11)	2,930
Employee termination benefits | Components
Restructuring Cost and Reserve [Line Items]
Restructuring costs		922	1	305
Employee termination benefits | Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs		2,467	1,594	1,918
Employee termination benefits | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs		2,116	1,501	1,530
Employee termination benefits | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs		2,973	5,783	33,713
Other associated costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	49,859	9,126	37,428
Other associated costs | Mobile Communications
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	172	3,669	1,906
Other associated costs | Game & Network Services
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	6	120	6,752
Other associated costs | Imaging Products & Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	77	126	39
Other associated costs | Home Entertainment & Sound
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	684	26	1
Other associated costs | Semiconductors
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	(13)	(102)	2,855
Other associated costs | Components
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	42,517	21	906
Other associated costs | Pictures
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]		7
Other associated costs | Music
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	1,474	367	585
Other associated costs | All Other and Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	¥ 4,942	¥ 4,892	¥ 24,384

[1]	Other associated costs includes non-cash write-downs and disposals, net